UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess
                                         Advisors Series Trust
                                         c/o U.S. Bancorp Fund Services,
                                         LLC, 777 East Wisconsin
                                         Avenue, 5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

Alpha Defensive Alternatives Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Alpha Opportunistic Alternatives Fund
--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS: PACIFIC INVESTMENT MGMT SER                                                    Agenda Number:  934126853
--------------------------------------------------------------------------------------------------------------------------
        Security:  693390486
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  PSTIX
            ISIN:  US6933904863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          No vote
       JENNIFER HOLDEN DUNBAR                                    Mgmt          No vote
       DOUGLAS M. HODGE                                          Mgmt          No vote
       GARY F. KENNEDY                                           Mgmt          No vote
       PETER B. MCCARTHY                                         Mgmt          No vote
       RONALD C. PARKER                                          Mgmt          No vote



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 07/29/2015